ORDINARY SHARES	12 Months Ended
Dec. 31, 2012
ORDINARY SHARES
16.	ORDINARY SHARES

The Company’s Memorandum and Articles of Association, as amended in April 9, 2010, authorizes the Company to issue 205,000,000 ordinary shares with a nominal or par value of $0.0001 each and comprising of (a) 122,500,000 Class A ordinary shares and (b) 82,500,000 Class B ordinary shares. Upon the completion of the IPO, all of the Company’s ordinary shares held prior to the completion of the IPO and ordinary shares issued upon the exercise of options granted under the 2008 share incentive plan were designed into Class B ordinary shares, which are entitled to five votes per share, and ordinary shares issued upon or after the completion of the IPO are designated into Class A ordinary shares which are entitled to one vote per share. Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances. Holders of Class A and Class B ordinary shares have the same rights except for voting and conversion rights.

On January 20, 2010, the Company issued 12,390,000 redeemable ordinary shares to Aegis Media for US$49,278, net of issuance costs of US$350. Aegis Media had an option until July 1, 2010 to require the Company to repurchase all or a portion of the ordinary shares held by Aegis Media if the Company was in breach of its obligations under its joint venture agreement. On April 16, 2010, the Company received a written acknowledgement from Aegis Media that the Company has fully satisfied its obligations. The option of Aegis Media to redeem these ordinary shares lapsed upon the acknowledgement. On January 20, 2010, the Company also purchased 4,890,000 ordinary shares from Mr. He Dang, the Company’s founder, for a consideration of approximately US$19,560. The Company financed the purchase of these shares through a promissory note to Mr. He Dang, with annual interest rate of 4.75%. During fiscal year 2010, the Company fully repaid the promissory note in which interest expense of US$488 was incurred.

In May 2010, the Company completed an initial public offering. In the offering, 7,812,500 American depositary shares (“ADSs”), representing 15,625,000 Class A ordinary shares were sold to the public at a price of US$9.50 per ADS. The net proceeds to the Company from the initial public offering, after deducting commissions and offering expenses, were US$65,247. And upon completion of the initial public offering, 5,000,000 Series A preferred shares were automatically converted into ordinary shares.

On September 14, 2011, the Board of Directors authorized the repurchase of up to US$10 million of the ordinary shares. During fiscal year 2011 the Company has repurchased 432,650 Class A ordinary shares from the market at an average price of US$8.8 per share for a total of US$1,906. During fiscal year 2012 the Company has repurchased 2,041,836 Class A ordinary shares from the market at an average price of US$7.33 per share for a total of US$5,825. Such repurchased shares were immediately cancelled and were accounted for as a reduction in additional paid-in capital.

On November 30, 2011, the Board of Directors increased the authorized number of Class A ordinary shares of the Company by 2,000,000, par value US$0.0001 per share, for future grants of options, restricted shares or restricted share units.

As of December 31, 2011 and 2012, there were 124,500,000 Class A ordinary shares and 82,500,000 Class B ordinary shares authorized, respectively.

As of December 31, 2011, there were 15,466,176 Class A ordinary shares and 62,500,000 Class B ordinary shares outstanding. As of December 31, 2012, there were 14,169,573 Class A ordinary shares and 62,500,000 Class B ordinary shares outstanding.